CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Treasury stock CNY (¥) shares	Treasury stock USD ($) shares	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Class A Ordinary Shares Ordinary Shares CNY (¥) shares	Class A Ordinary Shares Ordinary Shares USD ($) shares	Class B Ordinary Shares Ordinary Shares CNY (¥) shares	Class B Ordinary Shares Ordinary Shares USD ($) shares
Beginning Balance at Dec. 31, 2020	¥ 2,064,150		¥ 10,653,403				¥ 49,614		¥ (8,639,180)		¥ 275		¥ 38
Beginning Balance, Shares at Dec. 31, 2020 | shares											421,729,902	421,729,902	58,453,168	58,453,168
Net loss	(1,441,913)								(1,441,913)
Share-based compensation	195,214		195,214
Exercise of stock options	10,508		10,490								¥ 18
Exercise of stock options, Shares | shares											27,848,615	27,848,615
Foreign currency translation adjustments	(30,923)						(30,923)
Ending Balance at Dec. 31, 2021	797,036		10,859,107				18,691		(10,081,093)		¥ 293		¥ 38
Ending Balance, Shares at Dec. 31, 2021 | shares											449,578,517	449,578,517	58,453,168	58,453,168
Net loss	(177,872)								(177,872)
Share-based compensation	129,558		129,558
Share repurchase, Shares | shares					30,678,200	30,678,200					(30,678,200)	(30,678,200)
Share repurchase	(33,948)		(33,927)		¥ (21)
Exercise of stock options	91		84								¥ 7
Exercise of stock options, Shares | shares											10,081,834	10,081,834
Foreign currency translation adjustments	43,998						43,998
Ending Balance at Dec. 31, 2022	758,863		10,954,822		¥ (21)		62,689		(10,258,965)		¥ 300		¥ 38
Ending Balance, Shares at Dec. 31, 2022 | shares					30,678,200	30,678,200					428,982,151	428,982,151	58,453,168	58,453,168
Net loss	(311,782)	$ (43,915)							(311,782)
Share-based compensation	83,695		83,695
Share repurchase, Shares | shares					105,636,192	105,636,192					(105,636,192)	(105,636,192)
Share repurchase	(51,393)		(51,317)		¥ (76)
Exercise of stock options	¥ 212		207								¥ 5
Exercise of stock options, Shares | shares	3,491,990	3,491,990									5,555,796	5,555,796
Foreign currency translation adjustments	¥ 14,674						14,674
Ending Balance at Dec. 31, 2023	¥ 494,269	$ 69,616	¥ 10,987,407	$ 1,547,544	¥ (97)	$ (14)	¥ 77,363	$ 10,896	¥ (10,570,747)	$ (1,488,858)	¥ 305	$ 43	¥ 38	$ 5
Ending Balance, Shares at Dec. 31, 2023 | shares					136,314,392	136,314,392					328,901,755	328,901,755	58,453,168	58,453,168